Summary of Changes in the Fair Value of Level 3 Plan Assets (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fixed Income Securities Corporate Investment grade	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fixed Income Securities Corporate Noninvestment grade	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fixed Income Securities International
Beginning balance	$ 2,550	$ 2,522	$ 2,334	$ 82	$ 26	$ 38
Purchases/(sales)				(1)	(26)	(18)
Realized gain/(loss)				6	4	4
Unrealized gain/(loss)				(2)	(4)	(2)
Transfers into level 3				(85)	0	(22)
Ending balance	$ 2,550	$ 2,522	$ 2,334	$ 0	$ 0	$ 0